Long-Term Investment, Net - Schedule of Carrying Value of Equity Investments without Readily Determinable Fair Value (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investment, Net [Abstract]
Initial cost basis	$ 2,478,000
Cumulative impairment	(1,121,382)
Total carrying value	$ 1,356,618